Derivatives and Concentration of Credit Risk - Gross and Net Credit Exposure from Derivative Contracts - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015
Standard & Poor's
Credit Exposure From Derivatives [Line Items]
Counterparties credit rating in investment grade	BBB-
Moody's Investors Service
Credit Exposure From Derivatives [Line Items]
Counterparties credit rating in investment grade	Baa3